Stock-Based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Plans [Abstract]
Number of equity compensation plans with outstanding grants	seven equity compensation plans
Number of equity compensation plans currently available for future grants	one
Outstanding restricted and deferred stock unit and award grants	$ 25,600,000	$ 26,000,000	$ 18,500,000
Unvested outstanding stock option grants	11,100,000	8,500,000	9,200,000
Total stock-based compensation expense	36,700,000	34,500,000	27,700,000
Recognized tax benefit	13,500,000	12,700,000	10,200,000
Terms of options granted under the 2005 EQIP plan	seven or ten years
The incremental portion of options that vest annually on the anniversary date of grant	one-third increments each year
Summary of option activity [Rollforward]
Outstanding at beginning of period (in shares)	6,253,118
Granted (in shares)	725,071
Exercised (in shares)	(1,176,125)
Forfeited (in shares)	(24,108)
Expired (in shares)	(20,500)
Outstanding at end of period (in shares)	5,757,456	6,253,118
Vested or expected to vest at end of period (in shares)	5,735,564
Exercisable at end of period (in shares)	3,813,517
Option activity , additional disclosures [Abstract]
Weighted average exercise price at beginning of period (in dollars per share)	$ 34.72
Weighted average exercise price granted (in dollars per share)	$ 51.24
Weighted average exercise price per exercised (in dollars per share)	$ 27.48
Weighted average exercise price forfeited (in dollars per share)	$ 39.80
Weighted average exercise price expired (in dollars per share)	$ 11.57
Weighted average exercise price outstanding at end of period (in dollars per share)	$ 38.36	$ 34.72
Weighted average exercise price vested or expected to vest at end of period (in dollars per share)	$ 38.33
Weighted average exercise price exercisable at end of period (in dollars per share)	$ 34.78
Weighted-average remaining contractual term outstanding at beginning of period (in years)	5.30
Weighted average remaining contractual term outstanding at end of period (in years)	4.55	5.30
Weighted average remaining contractual term vested or expected to vest at end of period (in years)	4.53
Weighted average remaining contractual term exercisable at end of period (In years)	3.22
Aggregate intrinsic value outstanding at beginning of period	100,100,000
Aggregate intrinsic value outstanding at end of period	63,800,000	100,100,000
Aggregate intrinsic value vested or expected to vest at end of period	63,800,000
Aggregate intrinsic value exercisable at end of period	54,900,000
Fair values and weighted-average assumptions used to value options [Abstract]
Expected life (in years)	2.8	2.5	2.4
Risk-free interest rate (in hundredths)	0.38%	0.46%	1.10%
Volatility (in hundredths)	42.60%	43.80%	32.00%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Grant-date fair value (in dollars per share)	$ 14.47	$ 11.78	$ 8.10
Intrinsic value of options exercised	31,500,000	63,400,000	23,500,000
Average intrinsic value per share of options exercised (in dollars per share)	$ 26.79	$ 22.46	$ 19.26
Restricted stock units and awards activity [Roll Forward]
Nonvested shares, beginning of period (in shares)	1,941,399
Shares granted (in shares)	682,246	806,041	616,904
Shares vested (in shares)	(661,146)
Shares forfeited (in shares)	(53,144)
Nonvested shares, end of period (in shares)	1,909,355	1,941,399
Restricted stock units and awards, additional disclosures [Abstract]
Weighted average grant date fair value, outstanding, beginning of period (in dollars per share)	$ 35.02
Weighted average grant date fair value, granted (in dollars per share)	$ 50.67	$ 41.81	$ 25.44
Weighted average grant date fair value, vested (in dollars per share)	$ 50.89
Weighted average grant date fair value, forfeited (in dollars per share)	$ 38.99
Weighted average grant date fair value, outstanding at end of period (in dollars per share)	$ 30.25	$ 35.02
Unrecognized share-based compensation cost related to stock options [Abstract]
Unrecognized stock-based compensation expense under the straight-line method (dollars in millions)	18,100,000
Weighted-average recognition period (in years)	1.85
Unrecognized share-based compensation cost related to restricted stock units and awards [Abstract]
Unrecognized stock-based compensation expense under the straight-line method (dollars in millions)	34,700,000
Weighted-average recognition period (in years)	1.56
The percentage of restricted units granted to officers and key employees that vest after three years	three-year 100%
The annual value of deferred stock units available for grants to non-employee directors	250,000
The incremental portion of deferred stock units that vest quarterly over the year following the date of grant	one-fourth increments quarterly
The period of time after the date of grant during which deferred stock units cannot be converted into common stock	three years
Number of units granted with performance conditions (in shares)	139,191	211,804	0
Intrinsic value of units vesting (dollars in millions)	$ 36,900,000	$ 29,200,000	$ 11,000,000
Total number of units granted (in shares)	682,246	806,041	616,904
Weighted average grant date fair value per unit (in dollars per share)	$ 50.67	$ 41.81	$ 25.44
Shares reserved for future grants of options, deferred stock units, restricted stock units and other awards (in shares)	4,455,368